Available-for-Sale Investments - Additional Information (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2014 CNY (¥)	Apr. 30, 2014 USD ($)	Nov. 30, 2011 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Gain on investment disposal | ¥				¥ 33,153,452
Youjia
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired | shares			925,926
Consideration for shares acquired | $			$ 1.0
Equity interest in investment						6.67%
Consideration received on sale of investment	¥ 6,300,000	$ 1.0
Gain on investment disposal				¥ 6,300,000	$ 1.0